Subsequent Event - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012 Segment
Subsequent Event [Line Items]
Business acquisition, cash consideration	$ 127,277
Number of subsidiaries	3